LVIP T. Rowe Price 2060 Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–55.37%
INVESTMENT COMPANIES–55.37%
Equity Funds–39.59%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	4,009	$ 58,007
LVIP SSGA S&P 500 Index Fund	19,555	499,884
LVIP SSGA Small-Cap Index Fund	1,451	58,688
		616,579
Fixed Income Fund–1.22%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,631	18,992
		18,992
International Equity Fund–14.56%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	21,179	226,742
		226,742
Total Affiliated Investments (Cost $712,091)		862,313
UNAFFILIATED INVESTMENTS–45.23%
INVESTMENT COMPANIES–45.23%
Equity Funds–33.24%
**T. Rowe Price Emerging Markets Value Stock Fund	2,982	47,236
**T. Rowe Price Growth Stock Fund	1,593	158,440
**T. Rowe Price Mid-Cap Growth Fund	234	27,267
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Mid-Cap Value Fund	848	$ 28,713
**T. Rowe Price New Horizons Fund	291	23,553
**T. Rowe Price Real Assets Fund	3,002	40,049
**T. Rowe Price Small-Cap Value Fund	474	28,128
**T. Rowe Price Value Fund	3,583	164,202
		517,588
Fixed Income Fund–0.45%
**T. Rowe Price U.S. Treasury Long-Term Fund	654	7,072
		7,072
International Equity Funds–11.38%
**T. Rowe Price Emerging Markets Stock Fund	696	38,728
**T. Rowe Price International Stock Fund	3,170	68,534
**T. Rowe Price International Value Equity Fund	4,585	69,879
		177,141
International Fixed Income Fund–0.16%
**T. Rowe Price International Bond Fund	252	2,553
		2,553
Total Unaffiliated Investments (Cost $563,119)		704,354

TOTAL INVESTMENTS–100.60% (Cost $1,275,210)	1,566,667
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.60%)	(9,355)
NET ASSETS APPLICABLE TO 111,841 SHARES OUTSTANDING–100.00%	$1,557,312

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP T. Rowe Price 2060 Fund–1

LVIP T. Rowe Price 2060 Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price 2060 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$862,313	$—	$—	$862,313
Unaffiliated Investment Companies	704,354	—	—	704,354
Total Investments	$1,566,667	$—	$—	$1,566,667
There were no Level 3 investments at the beginning or end of the period.
LVIP T. Rowe Price 2060 Fund–2

LVIP T. Rowe Price 2060 Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period May 1, 2020 * through March 31, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Number of Shares 03/31/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-55.37%@
Equity Funds-39.59%@
✧✧LVIP SSGA Mid-Cap Index Fund	$42,630	$9,000	$—	$—	$6,377	$58,007	4,009	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	364,219	168,000	57,500	(976)	26,141	499,884	19,555	—	—
✧✧LVIP SSGA Small-Cap Index Fund	39,729	13,500	—	—	5,459	58,688	1,451	—	—
Fixed Income Fund-1.22%@
✧✧LVIP SSGA Bond Index Fund	14,607	5,000	—	—	(615)	18,992	1,631	—	—
International Equity Fund-14.56%@
✧✧LVIP SSGA International Index Fund	164,780	90,000	33,500	(412)	5,874	226,742	21,179	—	—
Total	$625,965	$285,500	$91,000	$(1,388)	$43,236	$862,313		$—	$—

@ As a percentage of Net Assets as of March 31, 2021.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2060 Fund–3